Quarterly Results Of Operations	12 Months Ended
Dec. 31, 2011
Quarterly Results Of Operations [Abstract]
Quarterly Results Of Operations
NOTE 14 — QUARTERLY RESULTS OF OPERATIONS (Unaudited)
(In thousands, except per share data)
	Three Months Ended March 31,		Three Months Ended June 30,		Three Months Ended September 30,		Three Months Ended December 31,
	2011	2010	2011	2010	2011	2010	2011	2010
Revenue	$650,214	$608,768	$789,208	$701,407	$748,450	$695,086	$816,002	$792,733
Operating expenses:
Direct operating expenses	391,380	378,886	415,472	385,884	408,132	380,619	423,817	414,583
Selling, general and
administrative expenses	123,180	111,357	142,937	130,692	131,915	115,224	142,840	137,383
Corporate expenses	21,983	20,772	23,038	23,757	22,303	26,197	22,881	36,870
Depreciation and
amortization	102,330	101,709	105,600	105,299	114,934	103,833	109,171	102,747
Impairment charges	-	-	-	-	-	-	7,614	11,493
Other operating income
(expense) — net	4,802	1,018	4,300	1,720	37	(27,672)	(548)	1,181
Operating income (loss)	16,143	(2,938)	106,461	57,495	71,203	41,541	109,131	90,838
Interest expense	60,983	58,318	60,803	60,395	61,809	60,276	58,840	60,464
Interest income on Due from
Clear Channel
Communications	9,053	3,413	10,518	3,806	12,215	4,800	13,673	7,441
Loss on marketable securities	-	-	-	-	-	-	(4,827)	(6,490)
Equity in earnings (loss) of
nonconsolidated affiliates	(71)	(803)	673	4	1,038	(663)	4,389	(8,474)
Other income (expense) —
net	3,111	(837)	(277)	(4,155)	(1,859)	1,545	(1,624)	(1,888)
Income (loss) before income
taxes	(32,747)	(59,483)	56,572	(3,245)	20,788	(13,053)	61,902	20,963
Income tax benefit (expense)	22,355	10,704	(22,360)	741	(11,002)	(18,829)	(32,289)	(14,215)
Consolidated net income
(loss)	(10,392)	(48,779)	34,212	(2,504)	9,786	(31,882)	29,613	6,748
Less amount attributable to
noncontrolling interest	(851)	(997)	7,517	6,623	6,573	3,012	7,034	2,468
Net income (loss) attributable
to the Company	$(9,541)	$(47,782)	$26,695	$(9,127)	$3,213	$(34,894)	$22,579	$4,280

Net income (loss) per
common share:
Basic	$(0.03)	$(0.14)	$0.07	$(0.03)	$0.01	$(0.10)	$0.06	$0.00
Diluted	$(0.03)	$(0.14)	$0.07	$(0.03)	$0.01	$(0.10)	$0.06	$0.00